Quarterly Consolidated Financial Information	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Consolidated Financial Information

KINDRED HEALTHCARE, INC.

QUARTERLY CONSOLIDATED FINANCIAL INFORMATION

(In thousands, except per share amounts)

The following table represents summary quarterly consolidated financial information (unaudited) for the years ended December 31, 2014 and 2013:

	2014
	First	Second	Third	Fourth
Revenues	$1,272,610	$1,261,397	$1,228,918	$1,264,674
Net income (loss):
Income (loss) from continuing operations	22,927	(20,450)	7,222	(4,803)
Discontinued operations, net of income taxes:
Loss from operations	(7,442)	(8,768)	(8,677)	(28,743)
Gain (loss) on divestiture of operations	(3,006)	(2,018)	1,387	(9,061)
Loss from discontinued operations	(10,448)	(10,786)	(7,290)	(37,804)
Net income (loss)	12,479	(31,236)	(68)	(42,607)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	(4,529)	(4,828)	(4,372)	(5,143)
Discontinued operations	70	253	78	66
	(4,459)	(4,575)	(4,294)	(5,077)
Income (loss) attributable to Kindred	8,020	(35,811)	(4,362)	(47,684)
Earnings (loss) per common share:
Basic:
Income (loss) from continuing operations	0.34	(0.47)	0.04	(0.15)
Discontinued operations:
Loss from operations	(0.13)	(0.16)	(0.13)	(0.44)
Gain (loss) on divestiture of operations	(0.06)	(0.04)	0.02	(0.14)
Loss from discontinued operations	(0.19)	(0.20)	(0.11)	(0.58)
Net income (loss)	0.15	(0.67)	(0.07)	(0.73)
Diluted:
Income (loss) from continuing operations	0.34	(0.47)	0.04	(0.15)
Discontinued operations:
Loss from operations	(0.13)	(0.16)	(0.13)	(0.44)
Gain (loss) on divestiture of operations	(0.06)	(0.04)	0.02	(0.14)
Loss from discontinued operations	(0.19)	(0.20)	(0.11)	(0.58)
Net income (loss)	0.15	(0.67)	(0.07)	(0.73)
Shares used in computing earnings (loss) per common share:
Basic	52,641	53,714	62,863	65,135
Diluted	52,711	53,714	62,902	65,135
Market prices:
High	23.57	26.81	24.94	22.12
Low	17.59	21.74	18.80	17.72

	2013
	First	Second	Third	Fourth
Revenues	$1,243,740	$1,175,915	$1,160,690	$1,194,890
Net income (loss):
Income (loss) from continuing operations	11,179	13,879	(15,357)	(50,334)
Discontinued operations, net of income taxes:
Loss from operations	(5,681)	(1,200)	(25,871)	(7,563)
Loss on divestiture of operations	(2,025)	(10,852)	(65,016)	(5,994)
Loss from discontinued operations	(7,706)	(12,052)	(90,887)	(13,557)
Net income (loss)	3,473	1,827	(106,244)	(63,891)
(Earnings) loss attributable to noncontrolling interests:
Continuing operations	(467)	(116)	(841)	(2,466)
Discontinued operations	51	34	87	61
	(416)	(82)	(754)	(2,405)
Income (loss) attributable to Kindred	3,057	1,745	(106,998)	(66,296)
Earnings (loss) per common share:
Basic:
Income (loss) from continuing operations	0.20	0.25	(0.31)	(1.01)
Discontinued operations:
Loss from operations	(0.10)	(0.02)	(0.49)	(0.15)
Loss on divestiture of operations	(0.04)	(0.20)	(1.24)	(0.11)
Loss from discontinued operations	(0.14)	(0.22)	(1.73)	(0.26)
Net income (loss)	0.06	0.03	(2.04)	(1.27)
Diluted:
Income (loss) from continuing operations	0.20	0.25	(0.31)	(1.01)
Discontinued operations:
Loss from operations	(0.10)	(0.02)	(0.49)	(0.15)
Loss on divestiture of operations	(0.04)	(0.20)	(1.24)	(0.11)
Loss from discontinued operations	(0.14)	(0.22)	(1.73)	(0.26)
Net income (loss)	0.06	0.03	(2.04)	(1.27)
Shares used in computing earnings (loss) per common share:
Basic	52,062	52,265	52,323	52,344
Diluted	52,083	52,284	52,323	52,344
Market prices:
High	11.74	14.49	16.63	20.51
Low	10.21	9.75	12.50	13.13